Financial Derivatives (Gains (Losses) on Derivatives Not Designated As Hedging Instruments under GAAP) (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Total gains (losses) from derivatives not designated as hedging instruments	$ 507	$ 415	$ (209)
Mortgage Banking | Interest Rate Contract
Derivative [Line Items]
Total gains (losses) from derivatives not designated as hedging instruments	405	(56)	75
Customer Contracts
Derivative [Line Items]
Total gains (losses) from derivatives not designated as hedging instruments	239	203	241
Customer Contracts | Interest Rate Contract
Derivative [Line Items]
Total gains (losses) from derivatives not designated as hedging instruments	125	99	95
Customer Contracts | Foreign Exchange And Other Contract
Derivative [Line Items]
Total gains (losses) from derivatives not designated as hedging instruments	114	104	146
Other Risk Management Activity | Foreign Exchange And Other Contract
Derivative [Line Items]
Total gains (losses) from derivatives not designated as hedging instruments	$ (137)	$ 268	$ (525)